Issued Capital and Reserves (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Issued Capital And Reserves
Shares authorized	100,000,000	100,000,000
Nominal or par value per share	€ 0.01	€ 0.01
Ordinary shares issued	6,552,558	6,552,558
Ordinary shares outstanding	6,552,558	6,552,558
Stock split description	stock split of 7,029.57 to 1
Legal reserve	€ 1,374,930	€ 935,487